Cash Flow	12 Months Ended
Jun. 30, 2025
Cash Flow Statement [Abstract]
Cash Flow	Cash Flow
Operating Activities

Adjustments	2025 £’000	2024 £’000	2023 £’000
Depreciation, amortisation and impairment of non-financial assets	£44,941	£38,941	£32,927
Unrealised foreign exchange loss	3,267	3,249	5,441
Interest income	(1,256)	(6,171)	(3,506)
Fair value movement of financial liabilities	(5,755)	(9,133)	(11,828)
Interest expense	10,646	6,181	3,469
Net loss/(gain) on disposal of non-current assets (tangibles and intangibles)	128	690	(45)
Share-based compensation expense	32,045	34,678	31,058
Hyperinflation effect (gain)	—	—	(386)
Research and development tax credit	(464)	(7,788)	(5,027)
Loss on derecognition of right-of-use assets sub-leased	—	81	—
Net loss/(gain) on disposal of right-of-use asset	70	(139)	(1)
Fair value movement of financial assets	(19)	(18)	(2)
Grant income	(1,994)	(2,803)	(2,935)
Total adjustments	£81,609	£57,768	£49,165

Net changes in working capital	2025 £’000	2024 £’000	2023 £’000
(Increase)/decrease in trade and other receivables	£(18,602)	£5,532	£(3,937)
Decrease in trade and other payables	(21,584)	(22,112)	(12,136)
Net changes in working capital	£(40,186)	£(16,580)	£(16,073)
Financing Activities
Non-Cash Changes Arising from Financing Activities

Grant received	Beginning of the year £’000	Cash received £’000	Grant income £'000	Non-cash foreign exchange £'000	End of the year £'000
2023	(437)	494	(2,935)	1	(2,877)
2024	(2,877)	707	(2,803)	81	(4,892)
2025	(4,892)	274	(1,994)	61	(6,551)
The grants receivable in 2023, 2024 and 2025 are presented in trade and other receivables.

Borrowings	Beginning of the year £’000	Proceeds from borrowings £’000	Repayment of borrowings £’000	Non-cash foreign exchange £’000	Non-cash Other £'000	End of the year £'000
2024	—	(153,814)	8,056	795	209	(144,754)
2025	(144,754)	(85,562)	43,404	6,149	(180)	(180,943)
The movements in lease liabilities for fiscal years 2025 and 2024 are disclosed in Note 23.
Investing activities
No other acquisition related settlements were incurred during fiscal year 2025.
£48.5 million presented as other acquisition related settlements for the fiscal year 2024 represents the repayment of external loans acquired with GalaxE. In addition, the repayment of external loans acquired with TLM of £6.7 million are included in other acquisition related settlements for the fiscal year 2024.
£21.2 million presented as other acquisition related settlements for the fiscal year 2023 represents the payment of a promissory note acquired with DEK, settled in the post-acquisition period.